Debt - Long-Term Debt - Additional information (Details)					1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2025 USD ($)	Dec. 31, 2024 USD ($) Agreement	Mar. 09, 2024 USD ($)	Dec. 27, 2023 USD ($) shares	Aug. 31, 2025 USD ($)	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Loan	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Loan Agreement	Dec. 31, 2023 USD ($) Agreement	Jun. 30, 2024	Apr. 30, 2024 USD ($)	Mar. 04, 2024 USD ($)	Dec. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 28, 2022 USD ($)	Oct. 17, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 11, 2021	Mar. 11, 2021	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Number of separate loan agreements | Agreement		30																	30	40
Unamortized debt issuance costs		$ 233,000													$ 659,000		$ 659,000		$ 233,000
Debt issuance costs amortized over the term of the debt															500,000		500,000
Interest expense															5,052,000	$ 5,619,000	14,869,000	$ 15,940,000	21,183,000	$ 22,223,000
Long-term debt		188,910,000													123,915,000		123,915,000		188,910,000
Outstanding debt obligations for which waiver letters were received		19,365,000													0		0		19,365,000	42,675,000
Sale of aircraft to third party					$ 16,000,000
Lease term					5 years
Financing obligation component of long-term debt															15,500,000		15,500,000
Derivative liability		3,014,000													5,045,000		$ 5,045,000		3,014,000	2,508,000			$ 3,746,000
Unrealized gain (loss) related to the change in fair value of derivative liability																			0	(14,589,000)
Derivative liability, write-off				$ 0
Bridge Notes
Schedule of Debt [Line Items]
Derivative liability to its fair value		0																	$ 0	0					$ 971,000
Notes Payable to Banks
Schedule of Debt [Line Items]
Number of separate loan agreements | Loan																	27		30
Unamortized debt issuance costs		233,000													659,000		$ 659,000		$ 233,000	151,000
Amortization of debt issuance costs															27,000	21,000	80,000	88,000	130,000	98,000
Interest expense															1,926,000	$ 3,026,000	$ 5,900,000	$ 8,820,000	11,587,000	9,251,000
Line of Credit | Secured Debt
Schedule of Debt [Line Items]
Late payment, penalty fee, percent														5.00%			5.00%
Maximum borrowing capacity														$ 12,255,000						15,250,000								$ 32,250,000			$ 27,250,000	$ 22,255,000
Floor rate														0.0225
Debt instrument, term														12 years			12 years
Long-term debt		3,126,000													$ 0		$ 0		3,126,000	13,148,000
Available borrowing capacity		12,124,000																	12,124,000	$ 2,102,000
Line of Credit | Secured Debt | Overnight LIBOR
Schedule of Debt [Line Items]
Variable rate														2.25%
Line of Credit | Secured Debt | LIBOR 1
Schedule of Debt [Line Items]
Variable rate														3.00%			3.00%
Line of Credit | Revolving Credit Facility
Schedule of Debt [Line Items]
Maximum borrowing capacity			$ 60,000,000									$ 60,000,000
Long-term debt		$ 59,540,000																	59,540,000
Proceeds from loans									$ 3,000,000	$ 8,713,000	$ 3,300,000	$ 44,527,000
Line of Credit | Revolving Credit Facility | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Variable rate												1.25%
Line of Credit | Revolving Credit Facility | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Variable rate												1.88%
Line of Credit | Revolving Credit Facility | SOFR
Schedule of Debt [Line Items]
Variable rate		1.25%							1.25%	1.25%	1.25%	1.25%
Line of Credit | Revolving Credit Facility | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Variable rate												1.25%
Line of Credit | Revolving Credit Facility | SOFR | Variable Rate Component Four
Schedule of Debt [Line Items]
Variable rate			1.50%
Line of Credit | Revolving Credit Facility | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Variable rate												1.25%
Bridge Notes
Schedule of Debt [Line Items]
Unamortized debt issuance costs		$ 0																	$ 0
Long-term debt																								$ 95,503,000		$ 85,000,000
Principal amount																										$ 35,000,000	$ 50,000,000
Maximum borrowing capacity																											$ 85,000,000
Interest rate																											10.00%
Derivative liability																											$ 1,441,000
Principal balance converted				85,000,000
Interest converted				10,503,000
Debt issuance cost, write-off				$ 717,000
Bridge Notes | Common Class A
Schedule of Debt [Line Items]
Debt converted, shares issued (in shares) | shares				9,550,274
Minimum
Schedule of Debt [Line Items]
Lease term																	5 years		5 years
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term		2 years													2 years		2 years		2 years
Maximum
Schedule of Debt [Line Items]
Lease term																	10 years		10 years
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term		15 years													15 years		15 years		15 years
LOC Master Note | Line of Credit | Revolving Credit Facility
Schedule of Debt [Line Items]
Outstanding balance		$ 59,540,000													$ 0		$ 0		$ 59,540,000
Outstanding balance paid	$ 59,540,000
LOC Master Note | Line of Credit | Revolving Credit Facility | SOFR
Schedule of Debt [Line Items]
Variable rate																			1.50%
EID loan | Other Debt Payable
Schedule of Debt [Line Items]
Debt, term													30 years
Proceeds from loans													$ 122,000
Interest rate													3.75%
Principal and interest deferral period													12 months																24 months	24 months
7.25% Promissory Note | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term								5 years
Principal amount								$ 4,200,000
Interest rate								7.25%
9.45% Promissory Note 1 | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term							10 years
Principal amount							$ 6,964,000
Interest rate																					9.45%
7.75% Promissory Note Due April 2029 | Other Debt Payable
Schedule of Debt [Line Items]
Principal amount																						$ 7,822,000
Interest rate																						7.75%
8.81% Promissory Note | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term						5 years
Principal amount						$ 12,600,000
Interest rate						8.81%
A Seven Point Two Five Promissory Note [Member] | Other Debt Payable
Schedule of Debt [Line Items]
Debt instrument, term								5 years
Principal amount								$ 4,200,000
Interest rate								7.25%